RELATED PARTY TRANSACTIONS (Summary of Balances with Related Party) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivable - related parties	$ 1,396,616	$ 536,358
Customer deposits - related parties	0	3,358,897
Due to related parties	3,263,064	2,297,639
Shanghai Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties	593,762	536,358
Zhejiang Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties	802,854	0
Customer deposits - related parties	0	3,358,897
Pujiang International [Member]
Related Party Transaction [Line Items]
Due to related parties	2,947,632	2,181,098
Top Innovation [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 315,432	$ 116,541